Income Taxes (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended				7 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Jun. 30, 2024	Jun. 29, 2024	Dec. 31, 2024	Jun. 30, 2025	Jun. 28, 2025	Jun. 30, 2024	Jun. 29, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022	Nov. 14, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Long-term deferred tax assets					$ 800,000						$ 800,000	$ 1,505,000	$ 2,400,000	$ 1,998,000
Long term deferred tax liabilities					150,700,000						150,700,000	2,148,000	35,300,000	2,562,000
Valuation allowance	$ 11,100,000				12,600,000	$ 11,100,000				$ 12,600,000	12,600,000
U.S. federal income tax net operating losses											67,900,000		48,400,000
U.S. state income tax											14,900,000		10,800,000
Foreign NOLs											1,600,000		2,300,000
Unrecognized tax benefits					8,400,000					1,700,000	8,400,000	$ 2,481,000	1,633,000	$ 1,633,000	$ 966,000	$ 14,500,000	$ 1,071,000
Long-term asset	7,128,000				6,908,000	7,128,000					6,908,000		15,793,000			$ 14,500,000
State tax returns amount					700,000						700,000
Income tax expense	$ (3,909,000)		$ (7,909,000)		5,256,000	$ (5,374,000)		$ (7,199,000)		(3,243,000)			(2,009,000)		$ (3,408,000)
Effective income tax rate	106.30%					(26.00%)						(6.60%)		7.00%	19.90%
Net deferred tax asset												$ 27,277,000		$ 6,388,000
Unrecognized tax benefits that would impact effective tax rate												2,329,000		1,440,000
Income tax penalties and interest accrued												414,000		378,000
Deferred income tax assets, net	$ 806,000				765,000	$ 806,000					765,000		2,368,000
Domestic Tax Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards												826,000
Foreign Tax Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards												88,000
Net operating loss carryforwards subject to expiration												45,000
Net operating loss carryforwards not subject to expiration												43,000
State and local jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards												170,000
Net operating loss carryforwards subject to expiration												51,000
Net operating loss carryforwards not subject to expiration												119,000
Tax credit carryforward												117,000
Predecessor
Income Taxes [Line Items]
Long term deferred tax liabilities													807
U.S. federal income tax net operating losses										(5,868,000)			(14,912,000)		$ (9,265,000)
U.S. state income tax										(1,506,000)			(2,215,000)		(1,737,000)
Unrecognized tax benefits										13,976			15,667		15,667
Income tax expense			$ (7,900,000)					$ (7,200,000)		(3,243,000)	$ (3,243,000)		$ (2,009,000)		$ (3,408,000)
Effective income tax rate			321.60%					1506.10%			1.00%		(7.00%)		1.00%
Nondeductible share-based compensation expense			$ 16,800,000								$ 172,000		$ 309,000
Income Tax [Member]
Income Taxes [Line Items]
Unrecognized tax benefits					4,800,000						4,800,000
NV5 Global, Inc. [Member]
Income Taxes [Line Items]
U.S. federal income tax net operating losses												(17,631,000)		(23,586,000)	(15,401,000)
U.S. state income tax												(3,612,000)		(2,577,000)	(3,161,000)
Long-term asset		$ 2,853,000					$ 2,853,000					2,318,000		3,149,000
Income tax expense		$ 1,471,000		$ (1,174,000)			$ 1,873,000		$ (1,141,000)			(1,726,000)		3,279,000	$ 12,401,000
Effective income tax rate		11.20%		(27.80%)			13.40%		(26.40%)
Deferred income tax assets, net		$ 34,555,000					$ 34,555,000					$ 27,277,000		$ 6,388,000
Previously Reported [Member]
Income Taxes [Line Items]
Long-term asset					14,500,000						14,500,000
Previously Reported [Member] | Predecessor
Income Taxes [Line Items]
Income tax expense										$ 8,946,000
Tax Year 2021 [Member]
Income Taxes [Line Items]
Unrecognized tax benefits													$ 15,700,000
Tax Year 2023 [Member]
Income Taxes [Line Items]
Long-term asset					1,700,000						1,700,000
Tax Year 2024 [Member]
Income Taxes [Line Items]
Long-term asset					$ 8,400,000						$ 8,400,000